YieldMax Target 12 Big 50 Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Banking - 6.0%
Bank of America Corp.(a)	10,375	$554,647
JPMorgan Chase & Co.(a)	2,690	842,589
Wells Fargo & Co.(a)	3,061	251,706
		1,648,942

Consumer Discretionary Products - 2.6%
Tesla, Inc.(a)(b)	1,872	714,411

Consumer Discretionary Services - 0.9%
McDonald’s Corp.(a)	861	252,781

Consumer Staple Products - 5.9%
Coca-Cola Co.(a)	3,715	292,593
PepsiCo, Inc.(a)	1,846	292,572
Philip Morris International, Inc.(a)	3,067	506,270
Procter & Gamble Co.(a)	3,619	532,319
		1,623,754

Financial Services - 6.6%
American Express Co.(a)	751	242,610
Blackstone, Inc.(a)	1,799	225,918
Mastercard, Inc. - Class A(a)	1,027	516,499
Morgan Stanley(a)	1,474	280,930
Visa, Inc. - Class A(a)	1,646	542,917
		1,808,874

Health Care - 11.1%
Abbott Laboratories(a)	2,482	225,341
AbbVie, Inc.(a)	1,209	255,486
Amgen, Inc.(a)	768	265,920
Danaher Corp.(a)	1,143	204,540
Eli Lilly & Co.	504	471,038
Intuitive Surgical, Inc.(a)(b)	507	232,008
Johnson & Johnson(a)	2,408	553,479
Merck & Co., Inc.(a)	2,508	273,823
Thermo Fisher Scientific, Inc.(a)	429	205,474
UnitedHealth Group, Inc.(a)	946	350,474
		3,037,583

Industrial Products - 4.7%
Caterpillar, Inc.(a)	843	750,363
GE Aerospace(a)	1,828	529,992
		1,280,355

Media - 11.4%
Alphabet, Inc. - Class A	4,011	$1,543,433
Meta Platforms, Inc. - Class A	1,614	987,623
Netflix, Inc.(a)(b)	6,426	601,538
		3,132,594

Oil & Gas - 4.5%
Chevron Corp.(a)	3,210	620,525
Exxon Mobil Corp.(a)	3,972	612,999
		1,233,524

Retail & Wholesale - Discretionary - 7.1%
Amazon.com, Inc.(a)(b)	5,658	1,499,710
Home Depot, Inc.(a)	1,410	463,608
		1,963,318

Retail & Wholesale - Staples - 5.4%
Costco Wholesale Corp.(a)	557	565,093
Walmart, Inc.(a)	6,919	912,824
		1,477,917

Software & Tech Services - 8.7%
Adobe, Inc.(a)(b)	908	223,459
International Business Machines Corp.(a)	1,821	420,615
Intuit, Inc.(a)	491	190,753
Microsoft Corp.	2,259	921,175
Oracle Corp.(a)	1,527	246,443
Salesforce, Inc.(a)	1,161	204,951
ServiceNow, Inc.(b)	2,033	179,534
		2,386,930

Tech Hardware & Semiconductors - 24.2%
Advanced Micro Devices, Inc.(a)(b)	2,171	769,598
Apple, Inc.	6,219	1,687,526
Broadcom, Inc.(a)	2,462	1,027,713
Cisco Systems, Inc.(a)	3,490	319,335
NVIDIA Corp.(a)	8,694	1,735,061
QUALCOMM, Inc.(a)	1,741	312,649
Texas Instruments, Inc.(a)	2,770	778,591
		6,630,473

Telecommunications - 1.2%
Verizon Communications, Inc.(a)	6,828	327,949

TOTAL COMMON STOCKS (Cost $25,379,255)		27,519,405

PURCHASED OPTIONS - 3.3%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 3.3%
Abbott Laboratories, Expiration: 5/15/2026; Exercise Price: $98.00	$217,896	24	$420
Abbvie, Inc., Expiration: 5/15/2026; Exercise Price: $220.00	253,584	12	1,998
Adobe, Inc., Expiration: 5/15/2026; Exercise Price: $255.00	221,490	9	4,568
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $355.00	744,429	21	45,517
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	708,980	20	153,450
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	1,539,200	40	31,400
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	1,462,240	38	173,280
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $265.00	1,484,336	56	37,240
American Express Co., Expiration: 5/15/2026; Exercise Price: $350.00	226,135	7	476
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $375.00	242,375	7	1,400
Apple, Inc., Expiration: 5/15/2026; Exercise Price: $290.00	1,682,370	62	10,695
Bank of America Corp., Expiration: 5/15/2026; Exercise Price: $57.50	550,638	103	463
Blackstone, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	213,486	17	3,188
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	41,743	1	952
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $400.00	960,089	23	59,685
Caterpillar, Inc., Expiration: 5/15/2026; Exercise Price: $860.00	712,088	8	36,220
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $200.00	618,592	32	8,800
Cisco Systems, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	311,100	34	14,195
Coca-Cola Co., Expiration: 5/15/2026; Exercise Price: $80.00	291,412	37	2,516
Costco Wholesale Corp., Expiration: 5/15/2026; Exercise Price: $1,045.00	507,265	5	3,038
Danaher Corp., Expiration: 5/15/2026; Exercise Price: $185.00	196,845	11	2,282
Eli Lilly & Co., Expiration: 5/15/2026; Exercise Price: $1,030.00	467,300	5	1,890
Exxon Mobil Corp., Expiration: 5/15/2026; Exercise Price: $170.00	601,887	39	2,398
GE Aerospace, Expiration: 5/15/2026; Exercise Price: $290.00	521,874	18	16,740
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $355.00	460,320	14	1,232
International Business Machines Corp., Expiration: 5/15/2026; Exercise Price: $240.00	415,764	18	4,194
Intuit, Inc., Expiration: 5/15/2026; Exercise Price: $470.00	155,400	4	620
Intuitive Surgical, Inc., Expiration: 5/15/2026; Exercise Price: $490.00	228,805	5	1,025
Johnson & Johnson, Expiration: 5/15/2026; Exercise Price: $250.00	551,640	24	396
JPMorgan Chase & Co., Expiration: 5/15/2026; Exercise Price: $325.00	814,398	26	4,368
Mastercard, Inc., Expiration: 5/15/2026; Exercise Price: $535.00	502,920	10	1,675
McDonald’s Corp., Expiration: 5/15/2026; Exercise Price: $325.00	234,872	8	136
Merck & Co., Inc., Expiration: 5/15/2026; Exercise Price: $125.00	272,950	25	125
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $680.00	979,056	16	3,488
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $425.00	897,116	22	8,195
Morgan Stanley, Expiration: 5/15/2026; Exercise Price: $210.00	266,826	14	196
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $99.00	599,104	64	3,968
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $210.00	1,716,302	86	21,242
Oracle Corp., Expiration: 5/15/2026; Exercise Price: $160.00	242,085	15	11,700
PepsiCo, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	285,282	18	1,296
Philip Morris International, Inc., Expiration: 5/15/2026; Exercise Price: $170.00	495,210	30	5,400
Procter & Gamble Co., Expiration: 5/15/2026; Exercise Price: $150.00	529,524	36	4,914
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $195.00	305,286	17	4,131
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $140.00	287,328	16	63,960
Salesforce, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	194,183	11	297
ServiceNow, Inc., Expiration: 5/15/2026; Exercise Price: $92.00	176,620	20	5,550
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	686,934	18	3,033
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $297.50	758,916	27	5,954
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $245.00	730,808	26	94,510
Thermo Fisher Scientific, Inc., Expiration: 5/15/2026; Exercise Price: $480.00	191,584	4	4,460
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	333,432	9	21,308
Verizon Communications, Inc., Expiration: 5/15/2026; Exercise Price: $52.50	326,604	68	238
Visa, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	527,744	16	2,968
Walmart, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	910,317	69	9,660
Wells Fargo & Co., Expiration: 5/15/2026; Exercise Price: $90.00	246,690	30	270
Total Call Options			903,320

TOTAL PURCHASED OPTIONS (Cost $414,000)			903,320

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	265,007	$265,007

TOTAL SHORT-TERM INVESTMENTS (Cost $265,007)		265,007

TOTAL INVESTMENTS - 104.6% (Cost $26,058,262)		$28,687,732
Liabilities in Excess of Other Assets - (4.6)%		(1,260,785)
TOTAL NET ASSETS - 100.0%		$27,426,947

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $3,407,985.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (4.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.8)%
Abbott Laboratories, Expiration: 5/15/2026; Exercise Price: $96.00	$(217,896)	(24)	$(720)
Abbvie, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	(253,584)	(12)	(6,900)
Adobe, Inc., Expiration: 5/15/2026; Exercise Price: $245.00	(221,490)	(9)	(8,145)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	(744,429)	(21)	(50,977)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	(708,980)	(20)	(172,300)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $385.00	(1,539,200)	(40)	(41,200)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $330.00	(1,462,240)	(38)	(211,945)
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $255.00	(1,484,336)	(56)	(72,380)
American Express Co., Expiration: 5/15/2026; Exercise Price: $340.00	(226,135)	(7)	(1,295)
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(242,375)	(7)	(3,412)
Apple, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	(1,682,370)	(62)	(24,180)
Bank of America Corp., Expiration: 5/15/2026; Exercise Price: $55.00	(550,638)	(103)	(4,275)
Blackstone, Inc., Expiration: 5/15/2026; Exercise Price: $125.00	(213,486)	(17)	(6,630)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $420.00	(41,743)	(1)	(1,362)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	(960,089)	(23)	(76,418)
Caterpillar, Inc., Expiration: 5/15/2026; Exercise Price: $830.00	(712,088)	(8)	(54,980)
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $190.00	(618,592)	(32)	(23,360)
Cisco Systems, Inc., Expiration: 5/15/2026; Exercise Price: $85.00	(311,100)	(34)	(25,925)
Coca-Cola Co., Expiration: 5/15/2026; Exercise Price: $77.50	(291,412)	(37)	(7,640)
Costco Wholesale Corp., Expiration: 5/15/2026; Exercise Price: $1,005.00	(507,265)	(5)	(11,700)
Danaher Corp., Expiration: 5/15/2026; Exercise Price: $182.50	(196,845)	(11)	(3,217)
Eli Lilly & Co., Expiration: 5/15/2026; Exercise Price: $990.00	(467,300)	(5)	(4,762)
Exxon Mobil Corp., Expiration: 5/15/2026; Exercise Price: $160.00	(601,887)	(39)	(8,697)
GE Aerospace, Expiration: 5/15/2026; Exercise Price: $285.00	(521,874)	(18)	(22,140)
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	(460,320)	(14)	(4,865)
International Business Machines Corp., Expiration: 5/15/2026; Exercise Price: $235.00	(415,764)	(18)	(6,975)
Intuit, Inc., Expiration: 5/15/2026; Exercise Price: $450.00	(155,400)	(4)	(1,090)
Intuitive Surgical, Inc., Expiration: 5/15/2026; Exercise Price: $475.00	(228,805)	(5)	(2,125)
Johnson & Johnson, Expiration: 5/15/2026; Exercise Price: $240.00	(551,640)	(24)	(2,316)
JPMorgan Chase & Co, Expiration: 5/15/2026; Exercise Price: $315.00	(814,398)	(26)	(13,975)
Mastercard, Inc., Expiration: 5/15/2026; Exercise Price: $515.00	(502,920)	(10)	(6,000)
McDonald’s Corp., Expiration: 5/15/2026; Exercise Price: $315.00	(234,872)	(8)	(480)
Merck & Co., Inc., Expiration: 5/15/2026; Exercise Price: $120.00	(272,950)	(25)	(438)
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $660.00	(979,056)	(16)	(6,800)

Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $410.00	$(897,116)	(22)	$(19,580)
Morgan Stanley, Expiration: 5/15/2026; Exercise Price: $200.00	(266,826)	(14)	(1,379)
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $97.00	(599,104)	(64)	(6,656)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.00	(1,716,302)	(86)	(53,105)
Oracle Corp., Expiration: 5/15/2026; Exercise Price: $155.00	(242,085)	(15)	(16,313)
PepsiCo, Inc., Expiration: 5/15/2026; Exercise Price: $160.00	(285,282)	(18)	(3,969)
Philip Morris International, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	(495,210)	(30)	(11,850)
Procter & Gamble Co., Expiration: 5/15/2026; Exercise Price: $145.00	(529,524)	(36)	(14,220)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	(305,286)	(17)	(5,823)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	(287,328)	(16)	(71,880)
Salesforce, Inc., Expiration: 5/15/2026; Exercise Price: $200.00	(194,183)	(11)	(825)
ServiceNow, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	(176,620)	(20)	(7,000)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $415.00	(686,934)	(18)	(5,580)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $287.50	(758,916)	(27)	(13,433)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $235.00	(730,808)	(26)	(120,055)
Thermo Fisher Scientific, Inc., Expiration: 5/15/2026; Exercise Price: $475.00	(191,584)	(4)	(5,500)
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $330.00	(333,432)	(9)	(37,935)
Verizon Communications, Inc., Expiration: 5/15/2026; Exercise Price: $50.00	(326,604)	(68)	(1,530)
Visa, Inc., Expiration: 5/15/2026; Exercise Price: $325.00	(527,744)	(16)	(14,160)
Walmart, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	(910,317)	(69)	(26,220)
Wells Fargo & Co., Expiration: 5/15/2026; Exercise Price: $85.00	(246,690)	(30)	(1,875)
Total Call Options			(1,328,512)

TOTAL WRITTEN OPTIONS (Premiums received $706,471)			$(1,328,512)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.